J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Active High Yield ETF

JPMorgan ActiveBuilders Emerging Markets Equity ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Equity and Options Total Return ETF

JPMorgan Fundamental Data Science Large Value ETF

JPMorgan Inflation Managed Bond ETF

JPMorgan International Bond Opportunities ETF

JPMorgan Limited Duration Bond ETF

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal Income ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 27, 2026

to the current Summary Prospectuses, Prospectuses and Statements of Additional Information

Effective with the exchange opening on April 16, 2026, the listing exchange for each Fund will be changed per the following. At that time, all references to the listing exchange will be revised accordingly.

Fund	Current Exchange	Future Exchange
JPMorgan Active High Yield ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	The NASDAQ Stock Market LLC
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca, Inc.	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca, Inc.	Cboe BZX Exchange, Inc.
JPMorgan Core Plus Bond ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan Equity and Options Total Return ETF	Cboe BZX Exchange, Inc.	The NASDAQ Stock Market LLC
JPMorgan Fundamental Data Science Large Value ETF	Cboe BZX Exchange, Inc.	The NASDAQ Stock Market LLC
JPMorgan Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan Limited Duration Bond ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan Municipal ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.	NYSE Arca, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-ETF-326